Profit Before Income Tax Expense - Summary of Profit Before Income Tax Expense (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Dividend income from equity investments measured at fair value through other comprehensive income	¥ 22	¥ 52
Dividend income from available-for-sale financial assets			¥ 42
Reversal of provision for impairment of receivables	1,630	1,370	37
Reversal of write down in inventories	201	77	49
Government grants	12,281	11,775	9,106
Gain on disposal of investment in subsidiaries	49	45	613
Amortization of intangible and other assets	4,992	4,897	4,495
Owned property, plant and equipment	205,297	222,195	228,227
Right-of-use assets	14,973
Auditors' remuneration	53	53	53
Cost of inventories recognized as expense	1,981,628	1,820,838	1,569,916
Provision for impairment of receivables	263	1,385	3,291
Loss on disposal of property, plant and equipment	9,809	16,761	4,963
Total minimum lease payments for leases previously classified as operating lease under IAS 17		20,196	20,089
Variable lease payments, low-value and short-term lease payment not included in the measurement of lease liabilities	3,514
Research and development expenses	15,666	14,093	12,323
Write down in inventories	¥ 1,461	¥ 4,307	¥ 1,118